Jul. 27, 2018
Angel Oak Multi-Strategy Income Fund
Angel Oak Multi-Strategy Income Fund
ANGEL OAK MULTI-STRATEGY INCOME FUND

Class A | Class T | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the

Summary Prospectus dated May 31, 2018, as supplemented June 13, 2018

July 27, 2018

At a recent meeting, the Board of Trustees of Angel Oak Funds Trust approved a Subadvisory Agreement between Angel Oak Capital Advisors, LLC (the “Adviser”) and Parks Capital Management, LLC (the “Subadviser”).  The Subadviser will serve as subadviser to a limited portion of the Angel Oak Multi-Strategy Income Fund’s portfolio.  Separately, the Angel Oak Multi-Strategy Income Fund amended its principal investment strategies and principal risks to reflect that it may make direct investments in mortgage loans.  In connection with these changes, the following changes are made to the Summary Prospectus:

The following are added as the fifth and sixth paragraphs of the section entitled “Principal Investment Strategies” beginning on page 2 of the Summary Prospectus:

The Fund may also make direct investments in mortgage loans.

With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks.  Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.

The following is added as the tenth paragraph of the section entitled “Principal Investment Strategies” beginning on page 2 of the Summary Prospectus:

The Fund may make investments directly or through one or more wholly-owned and controlled subsidiaries formed by the Fund (each, a “Subsidiary”).  A Subsidiary may invest in whole loans or in instruments representing the right to receive interest payments and principal due on fractions or pools of whole loans or any other security or instrument in which the Fund is permitted to invest directly.  References herein to the investment exposure of the Fund also refer to the investment exposure to a Subsidiary.  The allocation of the Fund’s investments, if any, in a Subsidiary will vary over time and might not include all of the types of investments described above.

The following risks are added under the section entitled “Principal Risks” beginning on page 3 of the Summary Prospectus:

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Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.

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Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

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Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value.  Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.

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Subsidiary Risk. To the extent the Fund invests through a Subsidiary, it will be exposed to the risks associated with the Subsidiary’s investments. Subsidiaries will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to the investor protections and substantive regulation of the 1940 Act, although any Subsidiary will be managed pursuant to the compliance policies and procedures of the Fund that are applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.

Please retain this Supplement with your Summary Prospectus for future reference.